Operating Leases - Operating Lease Income (Details) $ in Thousands	9 Months Ended
Sep. 30, 2019 USD ($)
Leases [Abstract]
Operating lease income	$ 59,961
Variable lease income	6,539
Total operating lease income	$ 66,500